Description of Business and Significant Accounting Policies Description of Business and Significant Accounting Policies - Contract with Customer, Asset and Liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Contract with Customer, Asset and Liability [Abstract]
Contract with Customer, Asset, Net	$ 22	$ 28
Deferred service revenue and customer deposits	461	458
Contract with Customer, Liability, Noncurrent	85	$ 95
Contract with Customer, Liability, Revenue Recognized	$ 355